Intangible assets	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets

Intangible assets are analyzed as follows:

	March 31,
	2016	2017
	$ in thousands	$ in thousands

Cost	6,159	5,740
Less: accumulated amortization	(2,867)	(2,955)

	3,292	2,785

The components of intangible assets are as follows:

	March 31,
	2016	2017
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,599	1.326
Land use right of factory land in Xinxing, Guangdong, PRC	1,652	1,459
Golf club membership	41	-

	3,292	2,785

Amortization expense in relation to other intangible assets was approximately $294,000, $288,000 and $271,000 for each of the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

As of March 31, 2017, future minimum amortization expenses in respect of other intangible assets are as follows:

Year ending March 31,	$ in thousands

2018	265
2019	265
2020	265
2021	265
2022	265
Thereafter	1,460

Total	2,785